Earnings per share (Tables)	6 Months Ended
Sep. 30, 2018
Earning per share
Schedule of basic and diluted earnings per share

	Six months ended 30 September
	2018	2017
	Millions	Millions
Weighted average number of shares for basic earnings per share	27,462	28,067
Effect of dilutive potential shares: restricted shares and share options	—	74
Weighted average number of shares for diluted earnings per share	27,462	28,141

	Six months ended 30 September
	2018	2017
Earnings per share attributable to owners of the parent during the period	€m	€m
(Loss)/profit for earnings per share from continuing operations	(4,430)	1,476
Loss for earnings per share from discontinued operations	(3,535)	(345)
(Loss)/profit for basic and diluted earnings per share	(7,965)	1,131

	eurocents	eurocents
Basic (loss)/earnings per share from continuing operations	(16.13c)	5.26c
Basic loss per share from discontinued operations	(12.87c)	(1.23c)
Basic earnings/(loss) per share	(29.00c)	4.03c

Diluted (loss)/earnings per share from continuing operations	(16.13c)	5.25c
Diluted loss per share from discontinued operations	(12.87c)	(1.23c)
Diluted (loss)/earnings per share	(29.00c)	4.02c